SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Investments
Impairment loss	$ 0	$ 48	$ 0
Number of investments accounted for under cost method	1
Equipment and office furniture | Minimum
Property and Equipment
Estimated useful lives	3 years
Equipment and office furniture | Maximum
Property and Equipment
Estimated useful lives	5 years
Motor vehicles
Property and Equipment
Estimated useful lives	5 years
Software
Property and Equipment
Estimated useful lives	5 years